Intangibles, Net (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Schedule of intangibles, net [Abstract]
Intangibles, Net	$ 315,185	$ 33,951
Supplemental Type Certificate Costs [Member]
Schedule of intangibles, net [Abstract]
Intangibles, Gross	267,326
Software [Member]
Schedule of intangibles, net [Abstract]
Intangibles, Gross	$ 47,859